Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	$ 50,138	¥ 344,722	¥ 416,483
Short-term investments	58,629	403,107	35,422
Accounts receivable, net	2,095	14,403	7,236
Prepayments and other current assets	15,933	109,552	21,907
Total current assets	126,795	871,784	481,048
Non-current assets:
Property and equipment, net	6,197	42,606	11,779
Investment in equity fund	837	5,753
Intangible assets, net	188	1,289
Other non-current assets	1,747	12,011	1,498
Deferred tax assets	2,464	16,940
Total non-current assets	11,433	78,599	13,277
Total assets	138,228	950,383	494,325
Current liabilities
Accounts payable (including accounts payable of the consolidated variable interest entities ("VIEs") without recourse to the Company of RMB 64,404 and RMB 58,038 as of December 31, 2017 and 2018, respectively)	10,117	69,558	65,236
Deferred revenue (including deferred revenue, current of the VIEs without recourse to the Company of RMB 115,537 and RMB 477,595 as of December 31, 2017 and 2018, respectively)	69,463	477,595	115,537
Salary and welfare payable (including salary and welfare payable of the VIEs without recourse to the Company of RMB 10,639 and RMB 44,774 as of December 31, 2017 and 2018, respectively)	15,754	108,317	46,817
Tax payable (including tax payable of the VIEs without recourse to the Company of RMB 7,598 and RMB 46,031 as of December 31, 2017 and 2018, respectively)	8,564	58,881	15,763
Accrued liabilities and other current liabilities (including Accrued liabilities and other current liabilities of the VIEs without recourse to the Company of RMB 40,972 and RMB 14,999 as of December 31, 2017 and 2018, respectively)	2,344	16,106	45,147
Total current liabilities	106,242	730,457	288,500
Non-current liabilities
Deferred revenue, non-current (including deferred revenue, non-current of the VIEs without recourse to the Company of RMB 908 and RMB 32 as of December 31, 2017 and December 31, 2018)	5	32	908
Other non-current liabilities (including other non-current liabilities of the VIEs without recourse to the Company of RMB 1,000 as of December 31, 2017 and 2018, respectively)	145	1,000	1,000
Total non-current liabilities	150	1,032	1,908
Total liabilities	106,392	731,489	290,408
Mezzanine equity:
Convertible redeemable preferred shares			651,904
Shareholders' equity (deficit):
Subscriptions receivable from founding shareholders	(18)	(122)	(122)
Additional paid-in capital	165,697	1,139,250
Accumulated other comprehensive (loss)/income	2,373	16,318	(85)
Accumulated deficit	(136,262)	(936,868)	(447,902)
Total shareholders' equity (deficit)	31,836	218,894	(447,987)
Total liabilities, mezzanine equity and shareholders' equity (deficit)	138,228	950,383	494,325
Series Seed Convertible Redeemable Preferred Shares [Member]
Mezzanine equity:
Convertible redeemable preferred shares			28,338
Series A Convertible Redeemable Preferred Shares [Member]
Mezzanine equity:
Convertible redeemable preferred shares			73,250
Series B Convertible Redeemable Preferred Shares [Member]
Mezzanine equity:
Convertible redeemable preferred shares			201,027
Series C Convertible Redeemable Preferred Shares [Member]
Mezzanine equity:
Convertible redeemable preferred shares			349,289
Class A Ordinary Shares [Member]
Shareholders' equity (deficit):
Ordinary shares	28	195	1
Class B Ordinary Shares [Member]
Shareholders' equity (deficit):
Ordinary shares	$ 18	¥ 121	¥ 121